Financial risk management - Maturity analysis for derivatives (Details) - Derivatives - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ (1,932,783)	₩ (1,841,926)
Less than 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	131,174	(385,204)
1~3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(101,655)	8,916
3~6 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(335,841)	(7,058)
6 months ~ 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(104,002)	(220,528)
1~5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(1,657,294)	(1,213,983)
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ 134,835	₩ (24,069)